DIVIDEND AND CAPITAL RESTRICTIONS	12 Months Ended
Dec. 31, 2014
DIVIDEND AND CAPITAL RESTRICTIONS

NOTE 20—DIVIDEND AND CAPITAL RESTRICTIONS

Federal and state banking regulations place certain restrictions on dividends paid and loans or advances made by the Bank to the Company. In addition, dividends paid by the Bank to the Company would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements. Cash dividends paid to the Company by the Bank were $1,200,000 for the years ended December 31, 2014 and December 31, 2013.